RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	Feb. 11, 2022	Dec. 08, 2020	Oct. 15, 2020	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2021
Disclosure of transactions between related parties [line items]
Accrued independent directors fees and services					$ 133	$ 124
Equity issuance, price per share				$ 2.03
Increase Decrease Through Shares Issued For Interest On Convertible Note					8,000
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions					$ 28	$ 28
HCI [Member]
Disclosure of transactions between related parties [line items]
Common shares issued for private placement					3,539,823
Equity issuance, price per share		$ 2.23			$ 1.695
Proceeds from private placement					$ 6,000
Number of shares owned					24,837,349
Proportion of entity interest held by another entity	26.00%	31.00%	31.00%		25.81%